TRADE AND OTHER RECEIVABLES (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Trade debtors, Net	$ 150,509,528	$ 147,728,216
Other debtors, Net	39,620,246	16,722,240
Other accounts receivable, Net	947,814	9,662,867
Total trade debtors and other accounts receivable, Net	191,077,588	174,113,323
Trade debtors, Gross	153,654,549	150,933,965
Other debtors, Gross	42,719,679	19,552,539
Other accounts receivable, Gross	1,196,347	9,925,027
Total trade debtors and other accounts receivable, Gross	197,570,575	180,411,531
Non-current
Trade debtors, Net		66,510
Other debtors, Net	466,007	1,204,187
Other accounts receivable, Net	57,762
Total trade debtors and other accounts receivable, Net	523,769	1,270,697
Trade debtors, Gross		66,510
Other debtors, Gross	466,007	1,204,187
Other accounts receivable, Gross	57,762
Total trade debtors and other accounts receivable, Gross	$ 523,769	$ 1,270,697